Leases	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Leases

4.    Leases.

At September 30, 2012, the total carrying value of property owned by the Company which is leased or held for lease to others is summarized as follows (in thousands):

Construction aggregates property	$35,087
Commercial property	224,922
260,009
Less accumulated depreciation and depletion	58,332
$201,677

The minimum future straight-lined rentals due the Company on noncancelable leases as of September 30, 2012 are as follows: 2013 - $19,016,000; 2014 - $17,747,000; 2015 - $15,726,000; 2016 - $12,461,000; 2017 - $10,950,000; 2018 and subsequent years $40,531,000.